Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Emerging Markets Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 113	1.09%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, consumer discretionary, information technology and communication services sectors, and from a country perspective in Taiwan, South Korea and Brazil, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors, and from a country perspective in South Korea and Saudi Arabia, and a larger allocation to the information technology sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Trip.com Group Ltd., a Chinese online travel services provider; Eastroc Beverage Group Co., Ltd., a Chinese energy drink company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; Accton Technology Corp., a Taiwanese maker of computer network systems and wireless land area network hardware and software products; and HD Hyundai Electric Co., Ltd., a South Korean electrical equipment manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials and energy sectors, as well as in India, Poland and Hong Kong, hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the consumer staples, consumer discretionary, industrials and financials sectors, as well as in Brazil, Hong Kong and Mexico, detracted as did a smaller allocation to China.
Individual holdings
| Fund positions in IndusInd Bank Ltd., an Indian bank; Samsung Electronics Co., Ltd., a South Korean electronics and computer company; PDD Holdings, Inc., Chinese e-commerce company parent of online discount marketplace Temu; PT Bank Rakyat Indonesia Persero Tbk, an Indonesian bank; and Dino Polska SA, a Polish supermarket chain, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	5.68	(0.76)	3.44
MSCI Emerging Markets Index (Net)	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 447,893,104
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,870,894
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key
Fund Statistics
Fund net assets	$ 447,893,104
Total number of portfolio holdings	97
Management services fees (represents 1.10% of Fund average net assets)	$ 2,870,894
Portfolio turnover for the reporting period	55%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd., ADR	3.4%
SK Hynix, Inc.	2.9%
Meituan, Class B	2.7%
BYD Co., Ltd., Class H	2.4%
ICICI Bank Ltd., ADR	2.2%
MediaTek, Inc.	2.1%
Xiaomi Corp.	2.0%
MercadoLibre, Inc.	1.9%
Equity Sector A
llocati
on
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd., ADR	3.4%
SK Hynix, Inc.	2.9%
Meituan, Class B	2.7%
BYD Co., Ltd., Class H	2.4%
ICICI Bank Ltd., ADR	2.2%
MediaTek, Inc.	2.1%
Xiaomi Corp.	2.0%
MercadoLibre, Inc.	1.9%

Columbia Variable Portfolio – Emerging Markets Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 138	1.34%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, consumer discretionary, information technology and communication services sectors, and from a country perspective in Taiwan, South Korea and Brazil, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors, and from a country perspective in South Korea and Saudi Arabia, and a larger allocation to the information technology sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Trip.com Group Ltd., a Chinese online travel services provider; Eastroc Beverage Group Co., Ltd., a Chinese energy drink company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; Accton Technology Corp., a Taiwanese maker of computer network systems and wireless land area network hardware and software products; and HD Hyundai Electric Co., Ltd., a South Korean electrical equipment manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials and energy sectors, as well as in India, Poland and Hong Kong, hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the consumer staples, consumer discretionary, industrials and financials sectors, as well as in Brazil, Hong Kong and Mexico, detracted as did a smaller allocation to China.
Individual holdings
| Fund positions in IndusInd Bank Ltd., an Indian bank; Samsung Electronics Co., Ltd., a South Korean electronics and computer company; PDD Holdings, Inc., Chinese e-commerce company parent of online discount marketplace Temu; PT Bank Rakyat Indonesia Persero Tbk, an Indonesian bank; and Dino Polska SA, a Polish supermarket chain, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	5.45	(1.01)	3.18
MSCI Emerging Markets Index (Net)	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 447,893,104
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,870,894
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key
Fund Statistics
Fund net assets	$ 447,893,104
Total number of portfolio holdings	97
Management services fees (represents 1.10% of Fund average net assets)	$ 2,870,894
Portfolio turnover for the reporting period	55%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd., ADR	3.4%
SK Hynix, Inc.	2.9%
Meituan, Class B	2.7%
BYD Co., Ltd., Class H	2.4%
ICICI Bank Ltd., ADR	2.2%
MediaTek, Inc.	2.1%
Xiaomi Corp.	2.0%
MercadoLibre, Inc.	1.9%
Equity Sector Allo
cation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd., ADR	3.4%
SK Hynix, Inc.	2.9%
Meituan, Class B	2.7%
BYD Co., Ltd., Class H	2.4%
ICICI Bank Ltd., ADR	2.2%
MediaTek, Inc.	2.1%
Xiaomi Corp.	2.0%
MercadoLibre, Inc.	1.9%

Columbia Variable Portfolio – Emerging Markets Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 126	1.22%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, consumer discretionary, information technology and communication services sectors, and from a country perspective in Taiwan, South Korea and Brazil, boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the materials and energy sectors, and from a country perspective in South Korea and Saudi Arabia, and a larger allocation to the information technology sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Trip.com Group Ltd., a Chinese online travel services provider; Eastroc Beverage Group Co., Ltd., a Chinese energy drink company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; Accton Technology Corp., a Taiwanese maker of computer network systems and wireless land area network hardware and software products; and HD Hyundai Electric Co., Ltd., a South Korean electrical equipment manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials and energy sectors, as well as in India, Poland and Hong Kong, hurt the Fund’s results during the annual period.
Allocations
| Large weightings in the consumer staples, consumer discretionary, industrials and financials sectors, as well as in Brazil, Hong Kong and Mexico, detracted as did a smaller allocation to China.
Individual holdings
| Fund positions in IndusInd Bank Ltd., an Indian bank; Samsung Electronics Co., Ltd., a South Korean electronics and computer company; PDD Holdings, Inc., Chinese e-commerce company parent of online discount marketplace Temu; PT Bank Rakyat Indonesia Persero Tbk, an Indonesian bank; and Dino Polska SA, a Polish supermarket chain, were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	5.50	(0.89)	3.30
MSCI Emerging Markets Index (Net)	7.50	1.70	3.64

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 447,893,104
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 2,870,894
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key
Fund Statistics
Fund net assets	$ 447,893,104
Total number of portfolio holdings	97
Management services fees (represents 1.10% of Fund average net assets)	$ 2,870,894
Portfolio turnover for the reporting period	55%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd., ADR	3.4%
SK Hynix, Inc.	2.9%
Meituan, Class B	2.7%
BYD Co., Ltd., Class H	2.4%
ICICI Bank Ltd., ADR	2.2%
MediaTek, Inc.	2.1%
Xiaomi Corp.	2.0%
MercadoLibre, Inc.	1.9%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings Ltd.	6.5%
Trip.com Group Ltd., ADR	3.4%
SK Hynix, Inc.	2.9%
Meituan, Class B	2.7%
BYD Co., Ltd., Class H	2.4%
ICICI Bank Ltd., ADR	2.2%
MediaTek, Inc.	2.1%
Xiaomi Corp.	2.0%
MercadoLibre, Inc.	1.9%